Consolidated Statements of Changes in Equity	USD ($) shares	₪ / shares	Ordinary Shares USD ($) shares	Additional Paid-In Capital USD ($)	Accumulated Deficit USD ($)	Accumulated Other Comprehensive Loss USD ($)	Treasury Stock, Common USD ($) shares
Balance at Dec. 31, 2021	$ 956,014,000		$ 182,000	$ 3,012,481,000	$ (2,047,878,000)	$ (8,771,000)
Balance (in Shares) at Dec. 31, 2021 | shares	65,677,000
Issuance of Common stock under employee stock purchase plan (in Shares) | shares			250,000
Stock-based compensation	$ 2,979,000			2,978,000
Public offering of ordinary shares, net	33,461,000		$ 1,000	33,461,000
Other	267,000			267,000
Comprehensive loss	(33,021,000)				(28,974,000)	(4,047,000)
Balance at Dec. 31, 2022	$ 959,432,000		$ 187,000	3,048,915,000	(2,076,852,000)	(12,818,000)
Balance (in Shares) at Dec. 31, 2022 | shares	67,086,000
0 | shares			1,159,000
0	$ 266,000		$ 4,000	262,000
Issuance of Common stock under employee stock purchase plan (in Shares) | shares			562,000
Issuance of Common stock under employee stock purchase plan	5,915,000		$ 2,000	5,913,000
Treasury Stock, Value, Acquired, Cost Method							$ 1,995,000
Stock-based compensation	5,202,000			5,201,000
Other	31,614,000			31,614,000
Issuance of shares as part of the Origin acquisition			1,000
Comprehensive loss	(117,335,000)				(123,074,000)	5,739,000
Balance at Dec. 31, 2023	$ 884,839,000		$ 195,000	3,091,649,000	(2,199,926,000)	(7,079,000)
Balance (in Shares) at Dec. 31, 2023 | shares	69,656,000
Issuance of shares as part of the Origin acquisition (in Shares) | shares			318,000
0 | shares			1,690,000
0	$ 11,000		$ 5,000	6,000
Treasury Stock, Shares, Acquired | shares	0
Issuance of Common stock under employee stock purchase plan (in Shares) | shares			761,000
Issuance of Common stock under employee stock purchase plan	$ 5,610,000		$ 2,000	5,608,000
Treasury Stock, Value, Acquired, Cost Method	(1,995,000)						$ (2,000,000)
Stock-based compensation	25,618,000			25,618,000
Other	25,618,000			25,618,000
Comprehensive loss	(121,235,000)				(120,283,000)	(952,000)
Balance at Dec. 31, 2024	$ 792,991,000		$ 202,000	3,123,024,000	$ (2,320,209,000)	$ (8,031,000)
Balance (in Shares) at Dec. 31, 2024 | shares	71,716,000
0 | shares			1,565,000
0	$ 154,000		$ 5,000	$ 149,000
Treasury Stock, Shares, Acquired | shares							266,000
Treasury Stock, Value	$ (1,995,000)
Ordinary shares | shares	(266,000)
Ordinary shares, nominal value (in Dollars per share) | ₪ / shares		₪ 0.01